Foreign currency forward contracts (Tables)	12 Months Ended
Dec. 31, 2016
Foreign currency forward contracts
Schedule of outstanding notional balances and the estimated fair value of the Group's foreign currency forward contracts

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2015	2015	2016	2016
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign currency forward contracts not designated as hedging instruments, recorded in other current assets	100,741	960	—	—